Leases - Schedule of Maturity of Lease Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020
Leases [Abstract]
2020	$ 579	$ 147
2021	294	294
Total rental payments	873	441
Less imputed interest	(56)	(32)
Present value of lease liability	$ 817	$ 409